Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	74	111	74	60
Stock-based compensation	310	492	625	437
Amortization of premium on short-term investments	87	132
Non-cash interest income	(27)	(16)
Amortization of discount on secured convertible notes				138
Realized gain on sale of short-term investments			(46)
Change in fair value of investor stock purchase option			2,290	(610)
Changes in operating assets and liabilities:
Accounts receivable	40	16	(56)
Inventories	(223)	(286)	(606)
Prepaid expenses and other current assets	1,055	1,160	(1,223)	52
Accounts payable	(170)	(95)	96	60
Accrued liabilities	(293)	(368)	355	25
Accrued milestone and royalties	(5,005)	(5,001)	5,005
Accrued interest payable				(207)
Net cash used in operating activities	(7,293)	(8,105)	(4,378)	(3,382)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	450	4,029	966
Purchases of short-term investments	(6,869)	(6,869)	(241)	(734)
Purchase of property and equipment	(111)	(112)	(254)	(106)
Net cash (used in) provided by investing activities	(6,530)	(2,952)	471	(840)
Cash flows from financing activities:
Proceeds from sale of common stock in IPO, net of issuance costs of $2,868	13,632	13,632
Proceeds from exercise of investor option to purchase common stock			3,750	1,750
Proceeds from sale of common stock under private placement offerings, net of issuance costs			1,236	3,997
Proceeds from the exercise of employee stock options	88	88		1
Net cash provided by financing activities	13,720	13,720	4,986	5,748
Net increase in cash and cash equivalents	(103)	2,663	1,079	1,526
Cash and cash equivalents at beginning of period	3,548	3,548	2,469	943
Cash and cash equivalents at end of period	3,445	6,211	3,548	2,469
Supplemental disclosures:
Interest paid in cash			1	250
Supplemental non-cash disclosures:
Reclassification of investor stock purchase option liability to equity			3,250
Conversion of note payable into common stock				3,000
Accrued interest paid by conversion into common stock				$ 217